Deferred Revenue	12 Months Ended
Nov. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Deferred Revenue [Text Block]

8. Deferred Revenue

As at November 30, 2022 and 2021, the Company received an advance payment from their customers as consideration for the Company's products and services to be rendered in the future date amounting to $124,918 (2021 - $nil).